Bank Loans (Details) - Part 2 $ in Thousands, ¥ in Millions											6 Months Ended		12 Months Ended
	Apr. 10, 2024 USD ($)	Apr. 10, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 CNY (¥)	Apr. 15, 2023 USD ($)	Apr. 15, 2023 CNY (¥)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 CNY (¥)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Aug. 06, 2024 USD ($)	Aug. 06, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Apr. 11, 2024 USD ($)	Apr. 11, 2024 CNY (¥)	Apr. 10, 2024 CNY (¥)	Apr. 08, 2024 USD ($)	Apr. 08, 2024 CNY (¥)	Feb. 29, 2024 CNY (¥)	Feb. 21, 2024 USD ($)	Feb. 21, 2024 CNY (¥)	Jan. 30, 2024 USD ($)	Jan. 30, 2024 CNY (¥)	Jan. 12, 2024 USD ($)	Jan. 12, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 CNY (¥)	Dec. 26, 2023 USD ($)	Dec. 26, 2023 CNY (¥)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Dec. 07, 2023 USD ($)	Dec. 07, 2023 CNY (¥)	Nov. 20, 2023 USD ($)	Nov. 20, 2023 CNY (¥)	Nov. 14, 2023 USD ($)	Nov. 14, 2023 CNY (¥)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Sep. 27, 2023 USD ($)	Sep. 27, 2023 CNY (¥)	Sep. 26, 2023 USD ($)	Sep. 26, 2023 CNY (¥)	Jun. 05, 2023 USD ($)	Jun. 05, 2023 CNY (¥)	Apr. 17, 2023 USD ($)	Apr. 17, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 20, 2023 USD ($)	Feb. 20, 2023 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Feb. 03, 2023 USD ($)	Feb. 03, 2023 CNY (¥)	Aug. 12, 2022 USD ($)	Aug. 12, 2022 CNY (¥)	Apr. 15, 2022 USD ($)	Apr. 15, 2022 CNY (¥)	Apr. 08, 2022 USD ($)	Apr. 08, 2022 CNY (¥)	Aug. 19, 2021 USD ($)	Aug. 19, 2021 CNY (¥)
Bank Loans [Line Items]
Short term loan	$ 7,000										$ 35,907		$ 36,130							¥ 50.0																	$ 22,600	¥ 160.0											$ 17,500	¥ 125.0
Real estate amount			$ 7,900								1,700						¥ 11.9
Land use rights for property			1,000								800	¥ 5.8
Loan amount outstanding	$ 4,200	¥ 30.0	2,200	¥ 15.9							10,600			¥ 75.0
Repayment of loan					$ 2,900	¥ 20.0					11,300	80.0	10,600	¥ 75.0
Redrew down loan											10,500		10,600				75.0													¥ 75.0
Short-term loan facility amount											10,500						75.0				$ 2,800	¥ 20.0
Short-term loan facility							$ 11,300	¥ 80.0	$ 4,300	¥ 30.0
Drew down loan amounts											9,200		$ 11,300				65.3	$ 2,800	¥ 20.0														$ 1,400	¥ 10.0									$ 2,800	¥ 20.0							$ 2,800	¥ 20.0
Fixed interest rate	3.90%																			3.90%													3.90%	3.90%									3.90%	3.90%							5.50%	5.50%									5.60%	5.60%	5.50%	5.50%
Loan drawn											11,200						80.0
Loan facility											2,200						15.9
Notes Payable											8,400						60.0									$ 8,400	¥ 60.0																										$ 8,500	¥ 60.0
Remaining credit line											6,900						49.0
Short-Term Debt [Member]
Bank Loans [Line Items]
Short-term loan facility amount											7,000						50.0
Industrial Bank Fuzhou Branch [Member]
Bank Loans [Line Items]
Short term loan			$ 10,600																				¥ 75.0																		$ 1,400	¥ 10.0																	$ 800	¥ 6.0
Drew down loan amounts																												$ 800	¥ 6.0										$ 1,400	¥ 9.9																	$ 800	¥ 6.0
Fixed interest rate																												3.70%	3.70%										3.90%	3.90%																	3.70%	3.70%
China Merchant Bank Fuzhou Branch [Member]
Bank Loans [Line Items]
Repayment of loan											10,600	¥ 75.0
Xiamen International Bank Co., Ltd. Fuzhou Branch[Member]
Bank Loans [Line Items]
Short term loan																																																																	$ 3,100	¥ 20.0
Drew down loan amounts																																																													$ 4,300	¥ 30.0					$ 4,300	¥ 30.0
Fixed interest rate																																																																			5.60%	5.60%
Loan drawn																																																															$ 2,900	¥ 20.0
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Bank Loans [Line Items]
Short term loan											1,400						10.0																														$ 1,400	¥ 10.0
Drew down loan amounts																																													$ 1,400	¥ 10.0
Weighted average interest rate																																													4.00%	4.00%
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Bank Loans [Line Items]
Short term loan																								$ 1,400	¥ 10.0						$ 700	¥ 5.0																							$ 1,400	¥ 10.0
Fixed interest rate																								4.00%	4.00%						4.00%	4.00%																							4.65%	4.65%
Haixia Bank of Fujian Fuzhou Minjiang Branch [Member]
Bank Loans [Line Items]
Short term loan																																			$ 1,400	¥ 10.0
Short-term loan facility amount											$ 1,400						¥ 10.0
Drew down loan amounts																																			$ 1,400	¥ 10.0
Fixed interest rate																																			3.80%	3.80%
Subsequent Event [Member]
Bank Loans [Line Items]
Short-term loan facility amount															$ 4,200	¥ 30.0
Drew down loan amounts															$ 4,200	¥ 30.0